CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 18,716	$ 25,394
Short-term interest-bearing bank deposits	66,247	35,562
Held to maturity securities	1,582
Trade accounts receivable , net of allowance for doubtful accounts of $2 and $122, respectively	13,402	13,162
Inventories (Note 3)	9,608	10,849
Deferred income tax assets (Note 9)	2,500
Other current assets	1,173	1,736
TOTAL CURRENT ASSETS	113,228	86,703
LONG-TERM ASSETS
Long-term interest-bearing bank deposits	545	631
Other long-term assets	291	163
Severance pay funds (Note 6)	2,885	2,786
Total long-term assets	3,721	3,580
FIXED ASSETS, NET (Note 4)	5,998	3,094
TOTAL ASSETS	122,947	93,377
CURRENT LIABILITIES
Trade accounts payable	8,305	9,956
Deferred revenues	2,172	3,397
Other current liabilities (Note 5)	8,082	7,908
TOTAL CURRENT LIABILITIES	18,559	21,261
LONG-TERM LIABILITIES
Liability for employee severance pay (Note 6)	3,851	3,709
Deferred revenue	611
Other long-term liability	20	23
TOTAL LONG TERM LIABILITIES	4,482	3,732
COMMITMENTS AND CONTINGENCIES (Note 7)
TOTAL LIABILITIES	23,041	24,993
SHAREHOLDERS' EQUITY (Note 8)
Ordinary shares, NIS 0.01 par value - authorized 40,000,000 shares, 26,467,542 shares issued and outstanding at December 31, 2011 and 25,374,844 shares issued and outstanding at December 31, 2010	72	71
Additional paid-in capital	108,804	104,661
Accumulated other comprehensive income	(402)	338
Accumulated deficit	(8,568)	(36,686)
Total shareholders' equity	99,906	68,384
Total liabilities and shareholders' equity	$ 122,947	$ 93,377